S000077112 [Member] Average Annual Total Returns		12 Months Ended	14 Months Ended
		Dec. 31, 2023	Dec. 31, 2023
FTSE All World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.00%	17.01%
FTSE EPRA Nareit Developed Green Target Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.85%	7.39%
iShares Environmentally Aware Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.21%	7.87%
Performance Inception Date			Nov. 15, 2022
iShares Environmentally Aware Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.83%	6.48%
iShares Environmentally Aware Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.29%	5.55%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.